Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 350,468	$ 354,610
Accumulated depreciation	(182,695)	(171,232)
Net carrying value	167,773	183,378
Total depreciation charged to operating expenses	24,277	24,864	$ 24,750
Impairment of buildings' carrying value (included in Impairment of fixed assets)	0	0	1,986
Land
Property, Plant and Equipment [Line Items]
Cost	9,008	9,008
Accumulated depreciation	0	0
Net carrying value	9,008	9,008
Buildings
Property, Plant and Equipment [Line Items]
Cost	137,110	135,684
Accumulated depreciation	(58,606)	(55,030)
Net carrying value	78,504	80,654
Total depreciation charged to operating expenses	4,058	4,183	4,434
Equipment
Property, Plant and Equipment [Line Items]
Cost	28,837	31,108
Accumulated depreciation	(25,637)	(27,620)
Net carrying value	3,200	3,488
Total depreciation charged to operating expenses	1,462	1,605	1,728
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	170,138	174,162
Accumulated depreciation	(98,452)	(88,582)
Net carrying value	71,686	85,580
Total depreciation charged to operating expenses	18,757	19,076	$ 18,588
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	5,375	4,648
Accumulated depreciation	0	0
Net carrying value	$ 5,375	$ 4,648